Investments in Associates - Summary of Significant Investments in Associates (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Thanachart bank public company limited [member]
Disclosure of associates [line items]
Country of incorporation	Thailand
Nature of business	Banking
Ownership percentage	49.00%
Date of financial statements	Oct. 31, 2018
Carrying value	$ 2,961	$ 2,789
Canadian tires financial services business [member]
Disclosure of associates [line items]
Country of incorporation	Canada
Nature of business	Financial Services
Ownership percentage	20.00%
Date of financial statements	Sep. 30, 2018
Carrying value	$ 518	542
Bank of Xian Co Ltd [member]
Disclosure of associates [line items]
Country of incorporation	China
Nature of business	Banking
Ownership percentage	19.90%
Date of financial statements	Sep. 30, 2018
Carrying value	$ 772	711
Maduro and curiels bank NV [member]
Disclosure of associates [line items]
Country of incorporation	Curacao
Nature of business	Banking
Ownership percentage	48.10%
Date of financial statements	Sep. 30, 2018
Carrying value	$ 304	$ 284